Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Provisions [Abstract]
Schedule of Provisions
	Years Ended June 30,
	2025	2024

Current
Annual leave (1)	631,941	318,694
Long service leave (1)(2)	243,967	212,005

Total	875,908	530,699

Non-Current
Long service leave (2)	-	-

(1) Movements in provisions

(2) Amounts not expected to be settled within the next 12 months

Schedule of Movements in Provisions

Movements in each class of provision during the financial year are set out below:

	Years Ended June 30,
	2025	2024	2023
Annual leave
Carrying amount at start of year	318,694	420,380	371,877
Charged/(credited) to profit or loss -additional provisions recognised	409,646	179,923	272,502
Amounts used during the year	(97,011)	(280,618)	(232,747)
Change in foreign exchange	612	(991)	8,748
Carrying amount at end of year	631,941	318,694	420,380

Long service leave
Carrying amount at start of year	212,005	328,325	298,143
Charged/(credited) to profit or loss -additional provisions recognised	32,901	30,308	30,182
Amounts used during the year	(939)	(146,628)	-
Carrying amount at end of year	243,967	212,005	328,325

Total	875,908	530,699	748,705